CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Revenues	$ 61,555	$ 56,832	$ 62,521
Cost of sales	(40,114)	(37,382)	(45,253)
Gross profit	21,441	19,450	17,268
Other operating (expense)/income	(1,787)	141	343
Research and development expenses	(4,543)	(4,379)	(4,138)
Selling, general and administrative expenses	(28,815)	(31,152)	(26,983)
Selling, general and administrative expenses – Restructuring costs	(4,181)	0	0
Once off items	(1,872)	0	0
Impairment charges	(1,408)	(11,105)	(5,839)
Operating loss	(21,165)	(27,045)	(19,349)
Financial income	0	1,171	303
Financial expenses	(9,565)	(11,053)	(24,734)
Net financing expense	(9,565)	(9,882)	(24,431)
Loss before tax	(30,730)	(36,927)	(43,780)
Total income tax (expense)/credit	(486)	59	194
Loss for the year on continuing operations	(31,216)	(36,868)	(43,586)
(Loss)/profit for the year on discontinued operations	(573)	12,850	2,577
Loss for the year (all attributable to owners of the parent)	(31,789)	(24,018)	(41,009)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Loss for the year (all attributable to owners of the parent)	$ 31,789	$ 24,018	$ 41,009
Basic loss per ADS (US Dollars) – continuing operations	$ (1.74)	$ (4.81)	$ (6.46)
Diluted loss per ADS (US Dollars) – continuing operations	(1.74)	(4.81)	(6.46)
Basic loss per ADS (US Dollars) – group	(1.77)	(3.14)	(6.08)
Diluted loss per ADS (US Dollars) – group	$ (1.77)	$ (3.14)	$ (6.08)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year (all attributable to owners of the parent)	$ 31,789	$ 24,018	$ 41,009
Basic loss per ADS (US Dollars) – continuing operations	$ (0.09)	$ (0.24)	$ (0.32)
Diluted loss per ADS (US Dollars) – continuing operations	(0.09)	(0.24)	(0.32)
Basic loss per ADS (US Dollars) – group	(0.09)	(0.16)	(0.3)
Diluted loss per ADS (US Dollars) – group	$ (0.09)	$ (0.16)	$ (0.3)